SHAREHOLDERS' EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2019	Jan. 28, 2019	Jul. 24, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 3.02	$ 3.05	$ 2.01
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					$ 5,491
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 1 month 13 days
Stock Repurchase Program, Authorized Amount								$ 3,000
Treasury Stock, Shares					28,911,766	27,115,952
Additional Stock Repurchase Program Authorized Amount				$ 20,000		$ 110,000
Dividend payable Percent Per Share			$ 0.20
Dividends Payable			$ 5,761
Dividends Payable, Date to be Paid			Aug. 20, 2018
Dividends Payable, Date of Record			Aug. 06, 2018
Subsequent Event [Member]
Class of Stock [Line Items]
Additional Stock Repurchase Program Authorized Amount	$ 12,000
Dividends Payable		$ 3,218
Dividends Payable, Date to be Paid		Feb. 19, 2019
Dividends Payable, Date of Record		Feb. 07, 2019
Share Repurchase Program [Member]
Class of Stock [Line Items]
Treasury Stock, Shares					28,911,766
Stock Redeemed or Called During Period, Value					$ 129,866
Stock Repurchased and Retired During Period, Value					$ 14,321
Stock Repurchased and Retired During Period, Shares					1,795,814
Employee and non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					466,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 6,407	$ 1,562	$ 1,583